Loans	6 Months Ended
Sep. 30, 2021
Loans
4. Loans
The table below presents loans outstanding by domicile and industry of borrower at March 31, 2021 and September 30, 2021:

	March 31, 2021	September 30, 2021

	(in millions of yen)
Domestic:

Manufacturing	11,010,644	10,569,793
Construction and real estate	10,492,162	10,664,028
Services	6,406,710	6,002,667
Wholesale and retail	5,357,287	5,432,264
Transportation and communications	3,885,807	3,912,609
Banks and other financial institutions (1)	4,695,677	4,231,331
Government and public institutions	1,898,137	1,596,867
Other industries (2)	5,918,260	5,997,987
Individuals:
Mortgage loans	8,193,398	8,039,138
Other	790,184	758,680

Total domestic	58,648,266	57,205,364

Foreign:
Commercial and industrial (3)	19,454,623	19,368,406
Banks and other financial institutions (4)	10,448,778	10,561,219
Government and public institutions	177,385	192,055
Other	18,843	24,362

Total foreign	30,099,629	30,146,042

Total	88,747,895	87,351,406
Less: Unearned income and deferred loan fees-net	167,028	165,636

Total loans before allowance for credit losses on loans	88,580,867	87,185,770

Notes:
(1)	Banks and other financial institutions of domestic includes mainly banks, securities companies, insurance companies and credit card companies.
(2)	Other industries of domestic includes trade receivables and lease receivables of consolidated VIEs.
(3)
Commercial and industrial of foreign includes ¥221,908 million and ¥221,144 million of lease receivables that are receivables arising from direct financing leasing at March 31, 2021 and September 30, 2021, respectively.

(4)	Banks and other financial institutions of foreign includes mainly banks and financial services companies.
Loans are generally carried at the principal amount adjusted for unearned income and deferred net nonrefundable loan fees and costs. Loan origination fees, net of certain direct origination costs, are deferred and recognized over the contractual life of the loan as an adjustment of yield using a method that approximates the interest method. Interest income on performing loans is accrued and credited to income as it is earned. Unearned income and discounts or premiums on purchased loans are deferred and recognized over the life of the loan using a method that approximates the interest method.
Net losses on sales of loans were ¥1,178 million and ¥1,674
million for the six months ended September 30, 2020 and 2021, respectively. These net losses include unrealized gains and losses from making loans classified as held for sale to the lower of cost or fair value at the end of each reporting period. The gains and losses on sales of loans are recorded in Other noninterest income and expenses, respectively.
Credit quality information
In accordance with the MHFG Group’s credit risk management policies, the Group uses an internal rating system that consists of credit ratings for the corporate portfolio segment and pool allocations for the retail portfolio segment as the basis of its risk management infrastructure. Credit ratings consist of obligor ratings which represent the level of credit risk of the obligor, and transaction ratings which represent the ultimate possibility of losses expected on individual loans by taking into consideration various factors such as collateral or guarantees involved. In principle, obligor ratings are applied to all obligors except those to which pool allocations are applied and are subject to regular review at least once a year as well as special review which is required whenever the obligor’s credit standing changes. Pool allocations are applied to small loans that are less than a specified amount by pooling customers and loans with similar risk characteristics, and the risk is assessed mainly based on past due status and managed according to such pools. The Group generally reviews the appropriateness and effectiveness of the approach to obligor ratings and pool allocations once a year in accordance with predetermined policies and procedures.
The Group does not record expected credit losses for accrued interest receivables because uncollectible accrued interest is reversed through interest income in a timely manner in line with the Group’s nonaccrual and past due policies for loans. The amount of accrued interest receivables at September 30, 2021 was ¥73,807 million and included in Accrued income.
The table below presents credit quality information of loans based on the MHFG Group’s internal rating system at March 31, 2021 and September 30, 2021:

Obligor category (1)(2)	Obligor rating	Definition
Normal	A	Obligors whose certainty of debt fulfillment is very high, hence their level of credit risk is very low.
	B	Obligors whose certainty of debt fulfillment poses no problems for the foreseeable future, and their level of credit risk is low.
	C	Obligors whose certainty of debt fulfillment and their level of credit risk pose no problems for the foreseeable future.
	D	Obligors whose current certainty of debt fulfillment poses no problems, however, their resistance to future economic environmental changes is low.
Watch	E1	Obligors that require observation going forward because of either minor concerns regarding their financial position, or their somewhat weak or unstable business conditions.
	E2	Obligors that require special observation going forward because of problems with their borrowings such as reduced or suspended interest payments, problems with debt fulfillment such as failure to make principal or interest payments, or problems with their financial position as a result of their weak or unstable business conditions.
Intensive control	F	Obligors that are not yet bankrupt but are in financial difficulties and are deemed likely to become bankrupt in the future because of insufficient progress in implementing their management improvement plans or other measures (including obligors that are receiving ongoing support from financial institutions).
Substantially bankrupt	G	Obligors that have not yet become legally or formally bankrupt but are substantially insolvent because they are in serious financial difficulties and are deemed to be incapable of being restructured.
Bankrupt	H	Obligors that have become legally or formally bankrupt.

Notes:
(1)	Special attention obligors are watch obligors with debt in TDR or 90 days or more delinquent debt. Loans to such obligors are considered nonaccrual.
(2)	The Group classifies loans to special attention, intensive control, substantially bankrupt and bankrupt obligors as nonaccrual loans.
The table below presents credit quality information of loans based on the MHFG Group’s internal rating system at March 31, 2021 and September 30, 2021:

	March 31, 2021
	Term loans by origination year						Revolving Loans	Total
	2020	2019	2018	2017	2016	Prior to 2016

	(in millions of yen)
Domestic:
Corporate:
Large companies:
Normal obligors	14,351,596	6,173,182	6,884,219	2,384,565	2,105,541	2,256,613	6,819,851	40,975,567
Watch obligors excluding special attention obligors	151,406	86,390	86,199	61,785	40,907	35,681	128,363	590,731
Nonaccrual loans	219,111	196,945	38,490	129,066	28,650	9,547	194,607	816,416
Small and medium-sized companies:
Normal obligors	633,438	463,744	397,656	224,791	205,687	502,707	518,612	2,946,635
Watch obligors excluding special attention obligors	62,300	24,245	30,007	13,547	13,536	24,430	29,041	197,106
Nonaccrual loans	78,238	10,794	7,341	5,168	3,154	8,852	28,853	142,400
Retail:
Housing Loan:
Normal obligors	785,194	588,599	588,535	600,179	741,969	4,599,546	—	7,904,022
Watch obligors excluding special attention obligors	2,041	1,075	1,566	1,343	2,127	39,046	—	47,198
Nonaccrual loans	20,706	2,268	1,399	1,421	1,640	35,135	—	62,569
Others:
Normal obligors	431,277	154,675	127,379	88,649	85,042	317,237	526,703	1,730,962
Watch obligors excluding special attention obligors	50,212	14,288	10,450	5,888	3,713	5,796	10,545	100,892
Nonaccrual loans	32,594	2,086	1,145	901	837	8,780	12,557	58,900
Sovereign:
Normal obligors	1,466,468	80,260	128,702	71,943	75,389	389,777	12,615	2,225,154
Watch obligors excluding special attention obligors	4,312	3,594	2,164	635	31	—	—	10,736
Nonaccrual loans	—	—	—	—	—	—	—	—
Banks and other financial institutions (4):
Normal obligors	51,874	135,135	241,418	24,097	84,244	60,281	162,622	759,671
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	—	—	—	—	—

Total domestic	18,340,767	7,937,280	8,546,670	3,613,978	3,392,467	8,293,428	8,444,369	58,568,959

Foreign:
Corporate:
Normal obligors	12,813,813	4,614,310	2,558,432	922,526	655,823	1,143,658	4,501,155	27,209,717
Watch obligors excluding special attention obligors	196,054	36,915	72,529	54,514	894	25,009	127,553	513,468
Nonaccrual loans	61,657	29,657	12,547	3,034	4,417	17,394	14,580	143,286
Retail:
Normal obligors	2,100	2,342	1,468	1,034	1,074	1,401	18	9,437
Watch obligors excluding special attention obligors	—	—	—	14	—	13	—	27
Nonaccrual loans	—	—	—	—	—	—	—	—
Sovereign:
Normal obligors	96,177	78,727	26,569	157,256	—	4,474	69,320	432,523
Watch obligors excluding special attention obligors	—	—	—	—	—	20,118	—	20,118
Nonaccrual loans	—	710	—	—	—	—	—	710
Banks and other financial institutions (5) :
Normal obligors	1,030,080	317,635	275,695	18,272	1,497	3,105	25,145	1,671,429
Watch obligors excluding special attention obligors	6,341	—	78	—	4,774	—	—	11,193
Nonaccrual loans	—	—	—	—	—	—	—	—

Total foreign	14,206,222	5,080,296	2,947,318	1,156,650	668,479	1,215,172	4,737,771	30,011,908

Total	32,546,989	13,017,576	11,493,988	4,770,628	4,060,946	9,508,600	13,182,140	88,580,867

	September 30, 2021
	Term loans by origination year						Revolving Loans	Total
	2021	2020	2019	2018	2017	Prior to 2017
	(in millions of yen)
Domestic:
Corporate:
Large companies:
Normal obligors	8,189,714	8,020,885	5,614,210	6,241,858	2,078,317	3,590,252	6,537,575	40,272,811
Watch obligors excluding special attention obligors	81,285	96,286	84,448	81,316	47,014	64,902	140,816	596,067
Nonaccrual loans	84,652	121,840	198,406	38,431	136,798	54,315	199,683	834,125
Small and medium-sized companies:
Normal obligors	308,157	496,873	431,411	339,670	203,267	563,176	521,714	2,864,268
Watch obligors excluding special attention obligors	33,846	36,441	31,820	27,171	13,205	34,406	30,506	207,395
Nonaccrual loans	62,960	22,583	8,509	3,328	2,391	9,516	31,481	140,768
Retail:
Housing Loan:
Normal obligors	447,717	614,629	550,698	556,355	571,772	5,039,717	—	7,780,888
Watch obligors excluding special attention obligors	481	1,894	845	1,783	1,142	40,431	—	46,576
Nonaccrual loans	10,775	7,452	1,175	1,349	1,100	33,144	—	54,995
Others:
Normal obligors	130,034	319,234	131,507	107,610	73,837	353,742	507,467	1,623,431
Watch obligors excluding special attention obligors	18,393	41,274	13,092	9,820	5,015	8,469	9,915	105,978
Nonaccrual loans	28,342	9,376	1,800	1,062	899	8,949	12,973	63,401
Sovereign:

Normal obligors	844,284	266,527	85,704	125,215	72,379	425,654	1,100	1,820,863
Watch obligors excluding special attention obligors	951	5,118	1,145	576	161	—	—	7,951
Nonaccrual loans	—	—	—	—	—	—	—	—
Banks and other financial institutions (4) :
Normal obligors	48,602	24,845	132,967	221,456	—	144,044	139,047	710,961
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	—	—	—	—	—

Total domestic	10,290,193	10,085,257	7,287,737	7,757,000	3,207,297	10,370,717	8,132,277	57,130,478

Foreign:
Corporate:
Normal obligors	9,887,658	4,993,722	4,023,459	1,961,077	730,828	1,347,278	4,614,140	27,558,162
Watch obligors excluding special attention obligors	149,058	106,849	40,203	44,477	19,720	16,717	110,385	487,409
Nonaccrual loans	15,194	17,043	36,032	7,935	765	20,188	8,714	105,871
Retail:
Normal obligors	1,130	1,569	1,978	1,199	522	3,510	17	9,925
Watch obligors excluding special attention obligors	—	—	40	—	—	14	—	54
Nonaccrual loans	—	—	—	—	—	—	—	—
Sovereign:
Normal obligors	65,240	44,751	53,723	24,142	158,689	3,532	61,176	411,253
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	653	—	—	—	—	653
Banks and other financial institutions (5) :
Normal obligors	636,823	345,528	197,395	249,809	16,127	1,506	28,627	1,475,815
Watch obligors excluding special attention obligors	—	5,390	152	608	—	—	—	6,150
Nonaccrual loans	—	—	—	—	—	—	—	—

Total foreign	10,755,103	5,514,852	4,353,635	2,289,247	926,651	1,392,745	4,823,059	30,055,292

Total	21,045,296	15,600,109	11,641,372	10,046,247	4,133,948	11,763,462	12,955,336	87,185,770

Notes:
(1)	Special attention obligors are watch obligors with debt in TDR or 90 days or more delinquent debt. Loans to such obligors are considered nonaccrual.
(2)
The primary component of the retail portfolio segment is housing loans to individuals which obligor category is classified based on past due status. The trigger to reclassify obligors from normal obligors to watch obligors excluding special attention obligors is when the past due status is more than 30 days.

(3)	There were no significant revolving line of credit arrangements that converted to term loans during the six months ended September 30, 2021.
(4)	Banks and other financial institutions of domestic includes mainly banks and securities companies .
(5)	Banks and other financial institutions of foreign includes mainly banks.
Nonaccrual loans
Loans are considered nonaccrual when, based on current information and events, it is probable that the MHFG Group will be unable to collect all the scheduled payments of principal and interest when due according to the contractual terms of the loans. Factors considered by management in determining if a loan is nonaccrual include delinquency status and the ability of the debtor to make payment of the principal and interest when due. The Group classifies loans to special attention, intensive control, substantially bankrupt and bankrupt obligors as nonaccrual loans. Nonaccrual loans include loans past due for 90 days or more and restructured loans that meet the definition of a TDR in accordance with ASC 310. There are no loans that are 90 days past due and still accruing. The Group does not have any loans to borrowers that cause management to have serious doubts as to the ability of such borrowers to comply with the present
loan repayment terms for the periods presented other than those already designated as nonaccrual loans. The majority of nonaccrual loans have no contractual delinquency due to interest reductions and/or postponement of principal and interest.
In March 2020, the Coronavirus, Aid, Relief, and Economic Security Act (“the CARES Act”) was approved. The CARES Act and U.S. banking agencies have among other items, provided optional, temporary relief related to accounting for certain TDRs. The temporary TDR relief is available to banks for loan modifications related to obligors who were adversely impacted by
COVID-19.
During the year the TDR relief provision was extended to January 1, 2022. As of September 30, 2021, the MHFG Group has not elected any of the temporary TDR relief or any of the other provisions provided by the CARES Act and U.S. banking agencies.
With regard to nonaccrual loans, interest accruals and the amortization of net origination fees are suspended, and capitalized interest is written off. Cash received on nonaccrual loans is accounted for as a reduction of the loan principal if the ultimate collectability of the principal amount is in doubt, otherwise, as interest income. Loans are not restored to accrual status until interest and principal payments are current and future payments are reasonably assured. Nonaccrual loans are restored to accrual status, when the MHFG Group determines that the borrower poses no concerns regarding current certainty of debt fulfillment. In general, such determination is made if the borrower qualifies for an obligor rating of E2 or above and is not classified as a special attention obligor. With respect to loans restructured in a TDR, in general, such loans are restored to accrual status, when the borrower qualifies for an obligor rating of D or above. The table below presents nonaccrual loans information at March 31, 2021 and September 30, 2021:

	Amortized cost
	Nonaccrual loans with an allowance	Nonaccrual loans without an allowance	Total nonaccrual loans	Interest income recognized

	(in millions of yen)
March 31, 2021
Domestic:
Corporate:
Large companies	800,329	16,087	816,416	13,050
Small and medium-sized companies	121,031	21,369	142,400	1,759
Retail:
Housing Loan	37,006	25,563	62,569	1,073
Others	37,884	21,016	58,900	806

Total domestic	996,250	84,035	1,080,285	16,688

Foreign:
Total foreign	117,300	26,696	143,996	2,422

Total	1,113,550	110,731	1,224,281	19,110

September 30, 2021
Domestic:
Corporate:
Large companies	815,107	19,018	834,125	6,787
Small and medium-sized companies	123,862	16,906	140,768	867
Retail:
Housing Loan	31,588	23,407	54,995	477
Others	40,762	22,639	63,401	406

Total domestic	1,011,319	81,970	1,093,289	8,537

Foreign:
Total foreign	98,892	7,632	106,524	843

Total	1,110,211	89,602	1,199,813	9,380

Notes:
(1)	Amounts represent the outstanding balances of nonaccrual loans. The MHFG Group’s policy for placing loans in nonaccrual status corresponds to the Group’s definition of nonaccrual loans.
(2)	Amounts represent the amount of interest income on nonaccrual loans recognized on a cash basis and included in Interest income on loans in the consolidated statements of income.
(3)	The majority of total foreign consist of corporate.
The remaining balance of nonaccrual loans that have been partially charged off, was ¥20,197 million and ¥14,887 million as of March 31, 2021 and September 30, 2021 respectively.

Troubled debt restructurings
The MHFG Group considers a loan modification to be a TDR when, for economic or legal reasons related to the obligor’s financial difficulties, it grants a concession to the obligor that it would not otherwise consider. The Group considers the relevant obligor to be in financial difficulty generally when its obligor rating is E2 or below. The following table presents modified loans that were determined to be TDRs during the six months ended September 30, 2020 and 2021:

	Loan forgiveness or debt to equity swaps		Interest rate reduction and/or postponement of principal and/or interest
	Recorded investment (1)	Charge-offs

	(in millions of yen)
September 30, 2020

Domestic:
Corporate:
Large companies	—	—	264,952
Small and medium-sized companies	—	—	54,760
Retail:
Housing Loan	—	—	14,690
Others	—	—	9,130
Banks and other financial institutions	—	—	1,600

Total domestic	—	—	345,132

Foreign:
Total foreign	—	—	80,889

Total	—	—	426,021

September 30, 2021

Domestic:
Corporate:
Large companies	5,849	22,757	375,248
Small and medium-sized companies	—	—	60,856
Retail:
Housing Loan	—	—	4,996
Others	—	—	10,288

Total domestic	5,849	22,757	451,388

Foreign:
Total foreign	—	—	21,206

Total	5,849	22,757	472,594

Notes:
(1)	Amounts represent the book values of loans immediately after the restructurings.
(2)	The majority of total foreign consist of corporate.

Payment default is deemed to occur when the loan becomes three months past due or the obligor is downgraded to the category of substantially bankrupt or bankrupt. The following table presents payment defaults which occurred during the six months ended September 30, 2020 and 2021 with respect to the loans modified as TDRs within the previous twelve months:

	Recorded investment
	September 30, 2020	September 30, 2021

	(in millions of yen)
Domestic:
Corporate:
Large companies	2,084	1,148
Small and medium-sized companies	3,861	2,157
Retail:
Housing Loan	505	579
Others	1,104	515

Total domestic	7,554	4,399

Foreign:
Total foreign	43,786	14,125

Total	51,340	18,524

Age analysis of past due loans
The table below presents an analysis of the age of the amortized cost basis in loans that are past due at March 31, 2021 and September 30, 2021:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total

	(in millions of yen)
March 31, 2021
Domestic:
Corporate:
Large companies	1,275	4,607	27,387	33,269	42,349,445	42,382,714
Small and medium-sized companies	1,386	—	9,185	10,571	3,275,570	3,286,141
Retail:
Housing Loan	9,776	7,102	21,257	38,135	7,975,654	8,013,789
Others	5,165	1,123	12,012	18,300	1,872,454	1,890,754
Sovereign	—	—	—	—	2,235,890	2,235,890
Banks and other financial institutions	—	—	—	—	759,671	759,671

Total domestic	17,602	12,832	69,841	100,275	58,468,684	58,568,959

Foreign:
Total foreign	—	7,477	30,795	38,272	29,973,636	30,011,908

Total	17,602	20,309	100,636	138,547	88,442,320	88,580,867

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total

	(in millions of yen)
September 30, 2021
Domestic:
Corporate:
Large companies	—	3,149	22,168	25,317	41,677,686	41,703,003
Small and medium-sized companies	1,794	336	9,490	11,620	3,200,811	3,212,431
Retail:
Housing Loan	14,521	7,250	19,092	40,863	7,841,596	7,882,459
Others	5,034	1,056	12,272	18,362	1,774,448	1,792,810
Sovereign	—	—	—	—	1,828,814	1,828,814
Banks and other financial institutions	—	—	—	—	710,961	710,961

Total domestic	21,349	11,791	63,022	96,162	57,034,316	57,130,478

Foreign:
Total foreign	—	—	23,004	23,004	30,032,288	30,055,292

Total	21,349	11,791	86,026	119,166	87,066,604	87,185,770

Note: The majority of total foreign consist of corporate.
Loans held for sale
Loans that have been identified for sale are classified as loans held for sale within
O
ther assets and are accounted for at the lower of cost or fair value. The outstanding balance of loans held for sale was ¥29,834 million and ¥46,749 million at March 31, 2021 and September 30, 2021, respectively.
Collateral Dependent Loans
The MHFG Group uses, as a practical expedient, the fair value of the collateral when recording the net carrying amounts of loans and determining the allowance for credit losses of such loans, for which the repayment is expected to be provided substantially through the operation or sale of the collateral, when the borrower is experiencing financial difficulty based on the assessment as of the reporting date. As of September 30, 2021, collateral relating to these loans comprised of real estate, exchange traded equity securities and deposits, etc., and primarily collateral type was real estate. There were no significant changes in the extent to which collateral secures these loans during this fiscal year and no significant concentration of collateral against any portfolio segment.